Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Operating Leases

3.    Operating Leases

A substantial portion of our revenue is earned from operating leases. Our operating leases range from one to 25 years and generally include one or more five year renewal options. A summary of minimum future base rentals to be received, exclusive of any renewals, under non-cancelable operating leases in existence at December 31, 2011 is as follows (in thousands):

YEAR ENDED DECEMBER 31,	MINIMUM BASE RENTS
2012	$25,373
2013	22,566
2014	20,245
2015	16,366
2016	12,666
Thereafter	37,905

$135,121